Financial liabilities (Details 1) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	€ 20,082	€ 20,179
Banks [Member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	2,710	3,200
Banks [Member] | Later than one year and not later than two years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	556
Banks [Member] | Later than two years and not later than three years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	345
Banks [Member] | Later than three years and not later than four years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	393
Banks [Member] | Later than four years and not later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	829
Banks [Member] | Later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	587
Ordinary Bonds Issued [Member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	16,923
Ordinary Bonds Issued [Member] | Later than one year and not later than two years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	2,391
Ordinary Bonds Issued [Member] | Later than two years and not later than three years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	921
Ordinary Bonds Issued [Member] | Later than three years and not later than four years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	698
Ordinary Bonds Issued [Member] | Later than four years and not later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	1,858
Ordinary Bonds Issued [Member] | Later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	11,055
Convertible bonds issued [Member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	390
Convertible bonds issued [Member] | Later than three years and not later than four years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	390
Other Borrowings [Member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	59
Other Borrowings [Member] | Later than one year and not later than two years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	9
Other Borrowings [Member] | Later than two years and not later than three years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	10
Other Borrowings [Member] | Later than three years and not later than four years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	9
Other Borrowings [Member] | Later than four years and not later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	11
Other Borrowings [Member] | Later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	20
Long-term debt and current portion of long-term debt [Member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	20,082	€ 20,179
Long-term debt and current portion of long-term debt [Member] | Later than one year and not later than two years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	2,956
Long-term debt and current portion of long-term debt [Member] | Later than two years and not later than three years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	1,276
Long-term debt and current portion of long-term debt [Member] | Later than three years and not later than four years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	1,490
Long-term debt and current portion of long-term debt [Member] | Later than four years and not later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	2,698
Long-term debt and current portion of long-term debt [Member] | Later than five years [member]
Disclosure Of Information on net borrowings [Line Items]
Non-current portion of non-current borrowings	€ 11,662